GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Goodwill

	As of
US$ MILLIONS	Dec. 31, 2025	Dec. 31, 2024
Cost	$4,207	$3,762
Accumulated amortization	(1,105)	(870)
Total	$3,102	$2,892
The following table presents the change in the cost balance of intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2025	Dec. 31, 2024
Cost at beginning of the year	$3,762	$4,657
Acquisitions through business combinations(1)	13	—
Additions, net of disposals	40	30
Non cash additions	—	35
Assets reclassified as held for sale	—	(110)
Foreign currency translation	392	(850)
Cost at end of year	$4,207	$3,762

(1)See Note 5, Acquisition of Businesses, for additional information.

The following table presents the accumulated amortization for our company’s intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2025	Dec. 31, 2024
Accumulated amortization at beginning of year	$(870)	$(958)
Amortization	(132)	(125)
Assets reclassified as held for sale	—	5
Foreign currency translation	(103)	208
Accumulated amortization at end of year	$(1,105)	$(870)
The following table presents the carrying amount for our company’s goodwill:

	As of
US$ MILLIONS	Dec. 31, 2025	Dec. 31, 2024
Balance at beginning of the year	$1,609	$1,726
Acquisitions through business combinations(1)	14	—
Foreign currency translation and other	57	(117)
Balance at end of the year	$1,680	$1,609

(1)See Note 5, Acquisition of Businesses, for additional information.

Schedule of Cash Generating Units
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2025	Dec. 31, 2024
Brazilian regulated gas transmission operation	$2,509	$2,299
Global intermodal logistics operation	570	576
U.K. regulated distribution operation(1)	23	17
Total	$3,102	$2,892

(1)See Note 5, Acquisition of Businesses, for additional information.
Goodwill is allocated to the following cash generating units or group of cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2025	Dec. 31, 2024
Global intermodal logistics operation	$1,163	$1,163
Brazilian regulated gas transmission operation	463	411
U.K. regulated distribution operation(1)	54	35
Total	$1,680	$1,609

(1)See Note 5, Acquisition of Businesses, for additional information.